SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total revenues	$ 144,958	$ 126,380	$ 113,328
Israel [Member]
Total revenues	24,006	11,561	7,982
Europe [Member]
Total revenues	31,386	29,139	24,351
United States [Member]
Total revenues	70,872	64,591	60,727
Japan [Member]
Total revenues	11,965	12,661	12,111
Other [Member]
Total revenues	$ 6,729	$ 8,428	$ 8,157